SSgA FUNDS

SUPPLEMENT DATED AUGUST 4, 2010
TO
PROSPECTUS DATED DECEMBER 29, 2009
(AS SUPPLEMENTED THROUGH JULY 1, 2010)

SSgA BOND MARKET FUND
(TICKER SYMBOL: SSBMX)

SSgA INTERMEDIATE FUND
(TICKER SYMBOL: SSINX)

Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.

Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Bond Market Fund on page 13 is amended as follows:

William Cunningham and Matthew D. Pappas serve as portfolio managers of the fund.  They have managed the fund since 2010  and 2007, respectively.

Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Intermediate Fund on page 16 is amended as follows:

William Cunningham and Matthew D. Pappas serve as portfolio managers of the fund.  They have managed the fund since 2010 and 2007, respectively.

Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 90 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience
SSgA Bond Market Fund SSgA Intermediate Fund	William Cunningham	Investment professional for 25 years, the last 3 years with SSgA FM or its affiliates.

The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED AUGUST 4, 2010

TO THE SSgA FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2009

SSgA BOND MARKET FUND

SSgA INTERMEDIATE FUND

SSgA HIGH YIELD BOND FUND

Shareholders are hereby notified that the information regarding the portfolio managers of the above funds contained in the Statement of Additional Information section entitled “Investment Advisory and Other Services,” under the sub-heading “Portfolio Managers” is hereby revised on page 26 to delete the name of Brett Wander, and include the following additional information:

Other Accounts Managed as of June 30, 2010

Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles		Assets Under Management (in billions)		Other Types of Accounts		Assets Under Management (in billions)		Asset Total (in billions)
SSgA Bond Market Fund and SSgA Intermediate Fund
William Cunningham	1	$0.05	6	*	$0.57	*	23	**	$201.87	**	$202.48

* Includes 1 account with performance based fees of $0.03 billion

** Includes 2 accounts with performance based fees of $0.81 billion

Page 26 of the Statement of additional Information is also revised to update the following information with regard to Bill Cunningham:

Other Accounts Managed as of June 30, 2010

Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles		Assets Under Management (in billions)		Other Types of Accounts		Assets Under Management (in billions)		Asset Total (in billions)
SSgA High Yield Bond Fund
William Cunningham	2	$0.08	6	*	$0.57	*	23	*	$201.87	**	$202.51

* Includes 1 account with performance based fees of $0.03 billion

** Includes 2 accounts with performance based fees of $0.81 billion

The remainder of the section remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

909 A STREET

TACOMA, WA  98402

253-627-7001

FAX 253-439-3284

August 4, 2010	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

450 - 5th Street N.W.

Judiciary Plaza

Washington, D.C.  20549

RE:	SSgA Funds (the “Registrant”)
“Sticker” Supplement Pursuant to Rule 497(e)
of the Securities Act of 1933, as amended
	File No.	33-19229
811-5430

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is a sticker supplement dated August 4, 2010, to (1) the prospectus dated December 29, 2009 (as supplemented through July 1, 2010) for SSgA Bond Market Fund and SSgA Intermediate Fund (the “Funds”); and (2) to the SAI for the SSgA fixed income funds.

The Registrant’s cross-reference sheet, as previously filed with the Commission, remains unchanged and accordingly is not being refiled, as provided under Rule 497(e).

The purpose of the supplement is to notify shareholders of updates to the Funds’ portfolio management team.

Sincerely,

/s/ Carla Anderson

Carla Anderson
Assistant Secretary